PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 99.4% of Net Assets
	Aerospace & Defense – 0.9%
304,837	Leonardo DRS, Inc.(a)	$3,895,817

	Auto Components – 0.4%
16,753	LCI Industries	1,548,815

	Banks – 12.3%
108,261	Ameris Bancorp	5,103,424
115,789	Atlantic Union Bankshares Corp.	4,068,825
164,577	Cadence Bank	4,058,469
160,957	CVB Financial Corp.	4,144,643
248,932	Home BancShares, Inc.	5,673,160
252,812	OceanFirst Financial Corp.	5,372,255
62,674	Pinnacle Financial Partners, Inc.	4,600,272
74,200	Popular, Inc.	4,920,944
58,868	Prosperity Bancshares, Inc.	4,278,526
43,590	SouthState Corp.	3,328,532
34,790	Triumph Financial, Inc.(a)	1,700,187
72,581	Wintrust Financial Corp.	6,134,546

		53,383,783

	Biotechnology – 1.4%
21,540	United Therapeutics Corp.(a)	5,990,059

	Building Products – 3.2%
89,284	Griffon Corp.	3,195,474
256,544	Janus International Group, Inc.(a)	2,442,299
153,393	Quanex Building Products Corp.	3,632,346
55,510	UFP Industries, Inc.	4,399,168

		13,669,287

	Capital Markets – 0.8%
58,164	Stifel Financial Corp.	3,395,033

	Chemicals – 4.0%
36,766	Ashland, Inc.	3,953,448
66,587	Cabot Corp.	4,450,675
315,952	LSB Industries, Inc.(a)	4,202,161
140,255	Valvoline, Inc.	4,579,326

		17,185,610

	Commercial Services & Supplies – 2.3%
45,181	Clean Harbors, Inc.(a)	5,156,056
72,175	IAA, Inc.(a)	2,887,000
41,538	VSE Corp.	1,947,301

		9,990,357

	Communications Equipment – 0.8%
329,070	Viavi Solutions, Inc.(a)	3,458,526

Shares	Description	Value (†)

Common Stocks – continued
	Construction & Engineering – 3.5%
64,887	AECOM	$5,510,853
81,859	Arcosa, Inc.	4,448,218
172,141	MDU Resources Group, Inc.	5,222,758

		15,181,829

	Diversified Financial Services – 0.6%
128,203	Cannae Holdings, Inc.(a)	2,647,392

	Electric Utilities – 0.9%
58,607	ALLETE, Inc.	3,780,738

	Electrical Equipment – 0.7%
27,568	Atkore, Inc.(a)	3,126,763

	Electronic Equipment, Instruments & Components – 6.6%
119,186	Kimball Electronics, Inc.(a)	2,692,412
11,989	Littelfuse, Inc.	2,639,978
90,754	Methode Electronics, Inc.	4,026,755
95,682	National Instruments Corp.	3,530,666
19,348	Rogers Corp.(a)	2,308,990
47,383	TD SYNNEX Corp.	4,487,644
261,145	TTM Technologies, Inc.(a)	3,938,066
245,995	Vontier Corp.	4,755,083

		28,379,594

	Energy Equipment & Services – 4.0%
150,652	ChampionX Corp.	4,367,401
167,239	Expro Group Holdings NV(a)	3,032,043
79,181	Noble Corp. PLC(a)	2,985,916
140,177	Weatherford International PLC(a)	7,137,813

		17,523,173

	Entertainment – 0.6%
86,992	Liberty Media Corp.-Liberty Braves, Class C(a)	2,803,752

	Food & Staples Retailing – 0.8%
98,536	Andersons, Inc. (The)	3,447,775

	Food Products – 1.0%
14,392	J&J Snack Foods Corp.	2,154,626
127,617	Nomad Foods Ltd.(a)	2,200,117

		4,354,743

	Health Care Equipment & Supplies – 3.9%
26,013	CONMED Corp.	2,305,792
63,579	Embecta Corp.	1,607,913
119,318	Inmode Ltd.(a)	4,259,653
87,196	Lantheus Holdings, Inc.(a)	4,443,508
34,504	UFP Technologies, Inc.(a)	4,067,676

		16,684,542

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – 2.7%
29,900	AMN Healthcare Services, Inc.(a)	$3,074,318
139,654	Option Care Health, Inc.(a)	4,202,189
93,170	Tenet Healthcare Corp.(a)	4,545,764

		11,822,271

	Health Care Technology – 1.1%
274,225	Allscripts Healthcare Solutions, Inc.(a)	4,837,329

	Hotels, Restaurants & Leisure – 1.9%
20,127	Churchill Downs, Inc.	4,255,451
30,513	Marriott Vacations Worldwide Corp.	4,106,745

		8,362,196

	Household Durables – 1.8%
114,582	KB Home	3,649,437
79,919	Skyline Champion Corp.(a)	4,116,627

		7,766,064

	Household Products – 0.4%
30,646	Spectrum Brands Holdings, Inc.	1,866,954

	Independent Power & Renewable Electricity Producers – 0.8%
49,418	NextEra Energy Partners LP	3,463,708

	Insurance – 0.9%
91,314	Employers Holdings, Inc.	3,938,373

	Interactive Media & Services – 0.4%
89,055	TripAdvisor, Inc.(a)	1,601,209

	IT Services – 3.9%
39,610	Concentrix Corp.	5,274,468
63,258	CSG Systems International, Inc.	3,618,358
44,026	Euronet Worldwide, Inc.(a)	4,155,174
155,777	International Money Express, Inc.(a)	3,796,285

		16,844,285

	Leisure Products – 0.9%
54,338	Brunswick Corp.	3,916,683

	Life Sciences Tools & Services – 1.0%
19,767	Charles River Laboratories International, Inc.(a)	4,307,229

	Machinery – 4.3%
46,020	Albany International Corp., Class A	4,537,112
66,921	Altra Industrial Motion Corp.	3,998,530
81,388	Columbus McKinnon Corp.	2,642,668
30,958	Kadant, Inc.	5,499,069
91,563	Wabash National Corp.	2,069,324

		18,746,703

	Marine – 0.9%
240,373	Genco Shipping & Trading Ltd.	3,692,129

Shares	Description	Value (†)

Common Stocks – continued
	Media – 2.0%
173,155	Gray Television, Inc.	$1,937,605
54,939	John Wiley & Sons, Inc., Class A	2,200,856
66,800	Scholastic Corp.	2,635,928
91,013	Thryv Holdings, Inc.(a)	1,729,247

		8,503,636

	Metals & Mining – 0.5%
107,640	Arconic Corp.(a)	2,277,662

	Multi-Utilities – 0.8%
49,109	Black Hills Corp.	3,454,327

	Oil, Gas & Consumable Fuels – 4.4%
136,134	Antero Resources Corp.(a)	4,218,793
93,827	California Resources Corp.	4,082,413
97,484	Delek U.S. Holdings, Inc.	2,632,068
208,608	Northern Oil & Gas, Inc.	6,429,298
322,956	Southwestern Energy Co.(a)	1,889,293

		19,251,865

	Personal Products – 1.0%
171,272	BellRing Brands, Inc.(a)	4,391,414

	Pharmaceuticals – 2.2%
14,563	Jazz Pharmaceuticals PLC(a)	2,320,031
71,798	Pacira BioSciences, Inc.(a)	2,772,121
130,145	Supernus Pharmaceuticals, Inc.(a)	4,642,272

		9,734,424

	Professional Services – 2.2%
39,231	Insperity, Inc.	4,456,642
55,892	Korn Ferry	2,829,253
19,879	Science Applications International Corp.	2,205,177

		9,491,072

	Real Estate Management & Development – 0.7%
35,097	Colliers International Group, Inc.	3,230,328

	REITs - Diversified – 0.4%
119,404	Postal Realty Trust, Inc., Class A	1,734,940

	REITs - Single Tenant – 0.9%
56,409	Agree Realty Corp.	4,001,090

	REITs - Warehouse/Industrials – 1.1%
142,390	STAG Industrial, Inc.	4,600,621

	Semiconductors & Semiconductor Equipment – 2.0%
175,522	Rambus, Inc.(a)	6,287,198
57,849	Tower Semiconductor Ltd.(a)	2,499,077

		8,786,275

Shares	Description	Value (†)

Common Stocks – continued
	Specialty Retail – 1.2%
47,954	Boot Barn Holdings, Inc.(a)	$2,998,084
96,262	Urban Outfitters, Inc.(a)	2,295,849

		5,293,933

	Technology Hardware, Storage & Peripherals – 1.0%
50,436	Super Micro Computer, Inc.(a)	4,140,796

	Textiles, Apparel & Luxury Goods – 1.4%
56,234	Crocs, Inc.(a)	6,097,453

	Thrifts & Mortgage Finance – 1.9%
40,479	Federal Agricultural Mortgage Corp., Class C	4,562,388
84,049	WSFS Financial Corp.	3,810,782

		8,373,170

	Trading Companies & Distributors – 4.9%
192,103	Alta Equipment Group, Inc.	2,533,839
263,622	Custom Truck One Source, Inc.(a)	1,666,091
66,846	Herc Holdings, Inc.	8,794,928
45,453	McGrath RentCorp	4,488,029
303,868	MRC Global, Inc.(a)	3,518,791

		21,001,678

	Water Utilities – 0.5%
187,333	Pure Cycle Corp.(a)	1,963,250

	Wireless Telecommunication Services – 0.6%
119,229	United States Cellular Corp.(a)	2,485,925

	Total Common Stocks (Identified Cost $323,622,455)	430,426,580

Principal Amount
Short-Term Investments – 3.3%
$14,051,945	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $14,054,756 on 1/03/2023 collateralized by $16,382,100 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $14,333,060 including accrued interest(b) (Identified Cost $14,051,945)	14,051,945

	Total Investments – 102.7% (Identified Cost $337,674,400)	444,478,525
	Other assets less liabilities – (2.7)%	(11,572,992)

	Net Assets – 100.0%	$432,905,533

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$430,426,580	$—	$—	$430,426,580
Short-Term Investments	—	14,051,945	—	14,051,945

Total	$430,426,580	$14,051,945	$—	$444,478,525

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2022 (Unaudited)

Banks	12.3%
Electronic Equipment, Instruments & Components	6.6
Trading Companies & Distributors	4.9
Oil, Gas & Consumable Fuels	4.4
Machinery	4.3
Energy Equipment & Services	4.0
Chemicals	4.0
IT Services	3.9
Health Care Equipment & Supplies	3.9
Construction & Engineering	3.5
Building Products	3.2
Health Care Providers & Services	2.7
Commercial Services & Supplies	2.3
Pharmaceuticals	2.2
Professional Services	2.2
Semiconductors & Semiconductor Equipment	2.0
Media	2.0
Other Investments, less than 2% each	31.0
Short-Term Investments	3.3

Total Investments	102.7
Other assets less liabilities	(2.7)

Net Assets	100.0%